CONSOLIDATED STATEMENTS OF INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 958,467	$ 146,891	¥ 1,529,447	¥ 1,271,888
Cost of revenues	(602,934)	(92,403)	(694,693)	(576,530)
Gross profit	355,533	54,488	834,754	695,358
Operating expenses:
Selling and marketing	(233,687)	(35,814)	(307,339)	(245,662)
General and administrative	(260,239)	(39,884)	(304,626)	(242,084)
Total operating expenses	(493,926)	(75,698)	(611,965)	(487,746)
Operating income/(loss)	(138,393)	(21,210)	222,789	207,612
Interest income	15,091	2,313	17,952	26,376
Interest expense	(23,611)	(3,619)	(34,093)	(33,803)
Foreign currency exchange loss	(187)	(29)	(1,506)	(1,383)
Other income, net	26,961	4,132	10,115	15,397
Impairment loss of long-term investment	(37,000)	(5,670)
Income/(loss) before income tax expense	(157,139)	(24,083)	215,257	214,199
Income tax (expense)/benefit	15,695	2,406	(70,697)	(71,763)
Net income/(loss)	(141,444)	(21,677)	144,560	142,436
Add: Net loss attributable to non-controlling interests	9,011	1,381	3,540	522
Net income/(loss) attributable to RISE Education Cayman Ltd	¥ (132,433)	$ (20,296)	¥ 148,100	¥ 142,958
Net income/(loss) per share:
Basic | (per share)	¥ (1.17)	$ (0.18)	¥ 1.31	¥ 1.26
Diluted | (per share)	(1.17)	(0.18)	1.29	1.23
Net income/(loss) per ADS (1 ADS represents 2 ordinary shares):
Basic | (per share)	(2.35)	(0.36)	2.62	2.51
Diluted | (per share)	¥ (2.35)	$ (0.36)	¥ 2.59	¥ 2.47
Shares used in net income/(loss) per share computation
Basic	112,813,031	112,813,031	113,187,721	113,812,182
Diluted	112,813,031	112,813,031	114,464,108	115,881,867